INCOME TAXES - Disclosure of detailed information about Current and deferred income tax expense (recovery) is in respect of geographic (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	May 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense (recovery)	$ 181,315	$ (98,695)
Deferred income tax expense (recovery)	305,708	(181,063)
Total income tax expense (recovery)	487,023	(279,758)
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	300,576	(576,004)
Total income tax expense (recovery)	300,576	(576,004)
Australia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense (recovery)	85,018	(98,695)
Deferred income tax expense (recovery)	1,065	394,941
Total income tax expense (recovery)	86,083	296,246
United States of America [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense (recovery)	96,297	0
Deferred income tax expense (recovery)	4,067	0
Total income tax expense (recovery)	$ 100,364	$ 0